Pension Plan (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Pension Plan [Abstract]
Schedule Pension Plan Expenses

The components of the expense the Company incurred under the pension plan are as follows (in thousands):

	Three Months Ended March 31,
	2013	2012
Current service cost, net of employee contributions	$17	$11
Interest cost on accrued benefit obligation	32	35
Expected return on plan assets	(41)	(39)
Amortization of transitional obligation	3	3
Amortization of past service costs	2	2
Amortization of net actuarial gain	15	13
Total cost of benefit	$28	$25

	Year Ended December 31,
	2012	2011
Current service cost, net of employee contributions	$32	$25
Interest cost on accrued benefit obligation	140	149
Expected return on plan assets	(156)	(159)
Amortization of transitional obligation	14	14
Amortization of past service costs	9	9
Amortization of net actuarial gain	46	33
Total cost of benefit	$85	$71

Reconciliation of Projected Benefit Obligation
	December 31,
	2012	2011
Projected benefit obligation, at beginning of year	$2,911	$2,732
Current service cost, net of employee contributions	32	25
Employee contributions	39	35
Interest cost	140	149
Actuarial loss	(49)	-
Impact of change in discount rate	395	229
Impact in change of assumptions	36	-
Benefits paid	(188)	(192)
Foreign exchange adjustment	67	(67)
Projected benefit obligation, at end of year	$3,383	$2,911

Schedule of Expected Benefit Payments
Year ending December 31,	Pension Plan

2013	$201
2014	206
2015	230
2016	234
2017	240
2018 - 2022	$1,214

Schedule of Other Changes in Plan Assets and Benefit Obligations
	Year Ended December 31,
	2012	2011
Net loss	$407	$432
Amortization of prior service cost	(9)	(8)
Amortization of gain	(47)	(32)
Amortization of transitional asset	(13)	(13)
	338	379
Taxes	(92)	(102)
Total recognized in other comprehensive income, net of taxes	$246	$277

Schedule of Amounts Included in Accumulated Other Comprehensive Loss
	December 31,
	2012	2011
Unrecognized prior service cost	$120	$129
Unrecognized net actuarial loss	84	97
Unrecognized transitional obligation	1,542	1,182
Deferred income taxes	(507)	(415)
	$1,239	$993

Schedule of Asset Allocations
	Allocation at December 31,		2013 Target
	2012	2011	Allocation
Equity securities	57%	58%	57%
Fixed income securities	30	34	30
Real estate	9	6	9
Other	4	2	4
Total	100%	100%	100%

Schedule of Fair Value of Plan Assets
	December 31,
	2012	2011
Equity securities	$1,451	$1,359
Fixed income securities	764	795
Real estate	229	141
Other	102	47
Total	$2,546	$2,342

Reconciliation of Plan Assets
	December 31,
	2012	2011
Fair value of plan assets, at beginning of year	$2,342	$2,424
Actual return on plan assets	131	(44)
Employer contributions	169	173
Employee contributions	39	34
Benefits paid	(188)	(192)
Foreign exchange adjustment	53	(53)
Fair value of plan assets, at end of year	$2,546	$2,342

Schedule of Funded Status
	December 31,
	2012	2011
Projected benefit obligation	$3,383	$2,911
Fair value of plan assets	2,546	2,342
Accrued obligation (long term)	$837	$569

Schedule of Assumptions
	December 31,
	2012	2011
Weighted average discount rate used to determine the accrued benefit obligations	3.80%	4.80%
Discount rate used to determine the net pension expense	4.80%	5.50%
Expected long-term rate of return on plan assets	6.50%	6.50%